Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.1%
		Consumer Discretionary: 9.4%
12,848	(1)	Cavco Industries, Inc.	$3,006,561	0.6
38,612		Churchill Downs, Inc.	7,610,039	1.6
99,474	(1)	Dave & Buster's Entertainment, Inc.	4,112,255	0.9
37,163	(1)	Dorman Products, Inc.	3,368,826	0.7
17,622	(1)	Five Below, Inc.	2,253,501	0.5
56,984	(1)	Gentherm, Inc.	3,413,342	0.7
198,536	(1)	Lindblad Expeditions Holdings, Inc.	1,534,683	0.3
160,272	(1)	Planet Fitness, Inc.	10,858,428	2.3
83,203	(1)	Revolve Group, Inc.	1,954,438	0.4
77,698		Texas Roadhouse, Inc.	6,896,475	1.4
			45,008,548	9.4

		Energy: 6.5%
1,107,861	(1)	Helix Energy Solutions Group, Inc.	4,785,959	1.0
178,412		Matador Resources Co.	10,633,355	2.2
182,684		Northern Oil and Gas, Inc.	5,780,122	1.2
401,528		Patterson-UTI Energy, Inc.	5,982,767	1.3
393,873	(1)	ProPetro Holding Corp.	3,607,877	0.8
			30,790,080	6.5

		Financials: 7.0%
195,411	(1)	Focus Financial Partners, Inc.	7,650,341	1.6
42,156		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,666,005	0.4
63,578		HCI Group, Inc.	3,038,393	0.6
20,448		Kinsale Capital Group, Inc.	5,185,204	1.1
95,464		Western Alliance Bancorp.	7,323,998	1.5
104,036		Wintrust Financial Corp.	8,774,396	1.8
			33,638,337	7.0

		Health Care: 21.3%
62,549	(1)	Acadia Pharmaceuticals, Inc.	1,027,680	0.2
68,229	(1)	Alkermes PLC	1,614,980	0.3
96,274	(1)	Amicus Therapeutics, Inc.	1,081,157	0.2
36,382	(1)	Apellis Pharmaceuticals, Inc.	2,201,475	0.5
42,232	(1)	Arrowhead Pharmaceuticals, Inc.	1,677,033	0.3
20,672	(1)	Arvinas, Inc.	875,253	0.2
179,617	(1)	Axonics, Inc.	12,977,328	2.7
22,149	(1)	Beam Therapeutics, Inc.	1,209,335	0.2
17,190		Bio-Techne Corp.	5,703,814	1.2
23,330	(1)	Blueprint Medicines Corp.	1,708,223	0.4
35,830	(1)	Corcept Therapeutics, Inc.	925,131	0.2
27,709	(1)	Cytokinetics, Inc.	1,467,469	0.3
34,855	(1)	Denali Therapeutics, Inc.	964,438	0.2
44,077		Ensign Group, Inc.	3,759,768	0.8
87,473	(1)	Establishment Labs Holdings, Inc.	5,439,071	1.1
25,639	(1)	Evolent Health, Inc.	945,581	0.2
53,411	(1)	Halozyme Therapeutics, Inc.	2,175,430	0.5
41,185	(1)	ICON PLC	8,641,849	1.8
50,802	(1)	Insmed, Inc.	1,250,745	0.3
18,139	(1)	Intellia Therapeutics, Inc.	1,089,428	0.2
38,333	(1)	Intra-Cellular Therapies, Inc.	1,926,617	0.4
10,673	(1)	Karuna Therapeutics, Inc.	2,722,255	0.6
47,709	(1)	Lantheus Holdings, Inc.	3,759,469	0.8
167,009		LeMaitre Vascular, Inc.	8,246,904	1.7
68,585	(1)	ModivCare, Inc.	7,429,127	1.6
106,754	(1)	Pacira BioSciences, Inc.	5,602,450	1.2
23,160	(1)	Penumbra, Inc.	3,802,177	0.8
107,616	(1)	Progyny, Inc.	4,327,239	0.9
330,527	(1)	R1 RCM, Inc.	7,222,015	1.5
			101,773,441	21.3

		Industrials: 24.1%
49,639	(1)	ASGN, Inc.	4,800,091	1.0
77,874	(1)	Axon Enterprise, Inc.	9,086,338	1.9
37,082	(1)	CACI International, Inc.	10,415,221	2.2
142,284	(1)	Casella Waste Systems, Inc.	11,657,328	2.4
73,527	(1)	Chart Industries, Inc.	14,253,944	3.0
96,406	(1)	Clean Harbors, Inc.	11,319,993	2.4
119,815	(1)	Driven Brands Holdings, Inc.	3,765,786	0.8
187,048		Flowserve Corp.	5,699,353	1.2
129,505	(1)	Kirby Corp.	8,684,605	1.8
25,227		Quanta Services, Inc.	3,564,575	0.7
195,062		Spirit Aerosystems Holdings, Inc.	5,871,366	1.2
248,369	(1)	Sterling Infrastructure, Inc.	6,281,252	1.3
91,810		TFI International, Inc.	9,161,720	1.9
268,403	(1)	WillScot Mobile Mini Holdings Corp.	10,773,697	2.3
			115,335,269	24.1

		Information Technology: 24.0%
75,434	(1)	Blackline, Inc.	5,124,986	1.1
224,972	(1)	Cohu, Inc.	6,035,999	1.3
41,617	(1)	CyberArk Software Ltd.	6,004,501	1.2
31,737	(1)	ExlService Holdings, Inc.	5,322,612	1.1
92,717	(1)	Fabrinet	9,535,016	2.0
79,590	(1)	Five9, Inc.	7,808,575	1.6
295,782		Genpact Ltd.	13,895,838	2.9
182,068	(1)	I3 Verticals, Inc.	4,253,108	0.9
383,872	(1)	indie Semiconductor, Inc.	3,266,751	0.7
99,041		Kulicke & Soffa Industries, Inc.	4,163,684	0.9
18,891		Littelfuse, Inc.	4,481,323	0.9
10,083	(1)	Manhattan Associates, Inc.	1,424,325	0.3
79,008		MAXIMUS, Inc.	4,787,095	1.0
72,317	(1)	Onto Innovation, Inc.	5,133,784	1.1
41,905	(1)	Perficient, Inc.	3,272,780	0.7

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
56,344	(1)	Rapid7, Inc.	$3,239,780	0.7
26,451	(1)	SiTime Corp.	2,814,651	0.6
82,116	(1)	Tower Semiconductor Ltd.	3,809,361	0.8
544,873	(1)	Viavi Solutions, Inc.	7,671,812	1.6
150,548	(1)	WNS Holdings Ltd. ADR	12,683,669	2.6
			114,729,650	24.0

		Materials: 2.8%
165,373		Element Solutions, Inc.	3,087,514	0.6
74,712		Innospec, Inc.	6,982,584	1.5
121,720	(1)	Summit Materials, Inc.	3,459,282	0.7
			13,529,380	2.8

	Total Common Stock
	(Cost $400,179,314)		454,804,705	95.1

EXCHANGE-TRADED FUNDS: 1.8%
100,653	(1)	SPDR S&P Biotech ETF	8,424,656	1.8

	Total Exchange-Traded Funds
	(Cost $8,415,811)		8,424,656	1.8

	Total Investments in Securities (Cost $408,595,125)		$463,229,361	96.9
	Assets in Excess of Other Liabilities		14,911,397	3.1
	Net Assets		$478,140,758	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$454,804,705	$–	$–	$454,804,705
Exchange-Traded Funds	8,424,656	–	–	8,424,656
Total Investments, at fair value	$463,229,361	$–	$–	$463,229,361

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $412,651,817.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$79,270,297
Gross Unrealized Depreciation	(28,692,762)

Net Unrealized Appreciation	$50,577,535